Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Caiua Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing BNDES
Final maturity	02.15.2029
Amount approved	R$ 84,600
Balance	R$ 12,827
Interest	4900000.00%
Cantareira Transmissora De Energia [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures
Final maturity	08.15.2032
Amount approved	R$ 100,000
Balance	R$ 78,456
Interest	4900000.00%
Cantareira Transmissora De Energia 1 [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing
Final maturity	09.15.2032
Amount approved	R$ 426,834
Balance	R$ 324,713
Guaraciaba Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing BNDES
Final maturity	01.15.2031
Amount approved	R$ 440,000
Balance	R$ 237,130
Interest	4900000.00%
Guaraciaba Transmissora 1 [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures
Final maturity	12.15.2030
Amount approved	R$ 118,000
Balance	R$ 105,001
Matrincha Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing BNDES
Final maturity	06.15.2029
Amount approved	R$ 691,440
Balance	R$ 221,140
Interest	4900000.00%
Matrincha Transmissora 1 [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures (2nd)
Final maturity	06.15.2029
Amount approved	R$ 180,000
Balance	R$ 121,039
Matrincha Transmissora 2 [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures (3rd)
Final maturity	12.15.2038
Amount approved	R$ 135,000
Balance	R$ 163,044
I M T E Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing
Final maturity	02.12.2029
Amount approved	R$ 142,150
Balance	R$ 27,688
Interest	4900000.00%
Mata De Santa Genebra [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures (2nd)
Final maturity	11.15.2030
Amount approved	R$ 210,000
Balance	R$ 1,702,206
Interest	5010000.00%
Mata De Santa Genebra 1 [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures (3rd)
Final maturity	11.15.2041
Amount approved	R$ 1,500,000
Paranaiba Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing
Final maturity	10.15.2030
Amount approved	R$ 606,241
Balance	R$ 331,031
Interest	2450000.00%
Paranaiba Transmissora 1 [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures
Final maturity	03.15.2028
Amount approved	R$ 120,000
Balance	R$ 56,406